Expenses by Nature and Other Income and Expenses Items - Schedule of Other Net Gains / (Losses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Net Gains / (Losses) [Abstract]
Change in fair value of derivative liabilities	$ 415,921	$ (14,230)
Government grants	21	15
Net gains / (losses) on disposal of property, plant and equipment	(68)	26
Changes in fair value of financial assets at fair value through profit or loss	(3,230)	1,440
Losses on extinguishment of convertible notes	(16,194)
Others	(1,851)	(271)
Total	$ 394,599	$ (13,020)